Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services Division of Cross Country Healthcare, Inc. (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2013 Clinical Trial Services	Oct. 30, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services Customer relationships acquired	Feb. 15, 2013 Clinical Trial Services Order Backlog
Business Acquisition [Line Items]
Property, plant and equipment					$ 339
Goodwill		357,356	357,523	315,441	36,922 [1]
Intangible asset							3,300	600
Cash and cash equivalents					1,039
Accounts receivable					9,200
Unbilled revenue					2,128
Prepayments and other current assets					465
Non-current assets					6
Other liabilities					(2,285)
Non-current other liabilities					(16)
Net assets acquired					51,698
Cash consideration	51,897				51,897
Working capital adjustment					(199)	(199)
Net assets acquired					$ 51,698

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.